RELATED PARTIES - Finance income from related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Total finance income from related parties	₽ 1,289	₽ 1,662	₽ 1,398
Sistema
RELATED PARTIES
Total finance income from related parties	₽ 295	₽ 367	₽ 4